                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-02258
                       Investment Company Act File Number

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                   (Registrant's Telephone Number, Including
                                   Area Code)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                                 March 31, 2005
                                 --------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of March 31, 2005 PORTFOLIO OF INVESTMENTS (Unaudited)

SECURITY                        SHARES        VALUE
------------------------------------------------------

LONG-TERM INVESTMENTS

COMMON STOCKS -- 84.5%

ARGENTINA  -- 1.9%
------------------------------------------------------
BBVA Banco Frances SA(a)            67,312 $  146,318
Grupo Financiero Galicia SA
(Class 'B' Shares)(a)              263,448    203,814
IRSA Inversiones y
Representaciones SA(a)             119,544    153,049
Ledesma SAAI                       259,501    164,340
Molinos Rio de la Plata SA(a)       92,923    144,096
Petrobras Energia
Participaciones SA(a)              134,218    164,025
Quilmes Industrial SA (ADR)         14,706    285,296
Renault Argentina SA(a)            771,757    194,178
Siderar SAIC                        75,100    583,576
Telecom Argentina SA(a)            229,824    556,219
Tenaris SA                         287,701  1,757,968
Transportadora de Gas del Sur
SA(a)                              252,923    294,373
------------------------------------------------------
                                           $4,647,252
------------------------------------------------------

BOTSWANA  -- 0.7%
------------------------------------------------------
Sechaba Breweries Ltd.             284,600 $  773,045
Sefalana Holding Co.(b)             99,100    155,048
Standard Chartered Bank of
Botswana(b)                        488,210    755,877
------------------------------------------------------
                                           $1,683,970
------------------------------------------------------

BRAZIL  -- 3.0%
------------------------------------------------------
Brasil Telecom SA               33,349,635 $  136,108
Cia Brasileira de
Distribuicao Grupo Pao de
Acucar                           7,178,255    152,556
Cia de Bebidas das Americas
(AmBev)                          1,140,000    525,142
Cia Vale do Rio Doce (CVRD)         66,900  2,138,988
Embratel Participacoes SA(a)    37,424,000     84,463
Empresa Brasileira de
Aeronautica SA                      27,000    161,685
Petroleo Brasileiro SA(a)(ADR)      46,850  1,817,607
Petroleo Brasileiro SA(a)           28,700  1,268,478
Souza Cruz SA                       18,700    225,089
Tele Norte Leste
Participacoes SA (ADR)              26,608    412,358
Uniao de Bancos Brasileiros SA      49,723    346,013
------------------------------------------------------
                                           $7,268,487
------------------------------------------------------

CHILE  -- 3.3%
------------------------------------------------------
Banco de Chile (ADR)                 4,800 $  163,729
Banco Santander Chile SA (ADR)      47,622  1,571,174
Cia Cervecerias Unidas SA
(ADR)                               10,300    250,576
Cia de Telecomunicaciones de
Chile SA (ADR)                      37,866    423,039
Cristalerias de Chile SA (ADR)       8,800    261,404
Distribucion y Servicio D&S
SA (ADR)                            20,800    395,206
Embotelladora Andina SA
(Series 'A') (ADR)                   6,700     84,415
Embotelladora Andina SA
(Series 'B') (ADR)                  27,700    371,415
Empresa Nacional de                 41,359    821,886
Electricidad SA (ADR)
Enersis SA (ADR)(a)                 36,571    307,460
Lan Airlines SA (ADR)                7,000    246,777
Madeco SA (ADR)                     40,000    384,464
Masisa SA (ADR)(a)                  32,100    616,516
Quinenco SA (ADR)                   62,000    751,514
Sociedad Quimica y Minera de
Chile SA (ADR)                       2,095    175,254
Sociedad Quimica y Minera de
Chile SA (Series 'B') (ADR)          8,300    671,652
Vina Concha y Toro SA (ADR)          6,200    468,374
------------------------------------------------------
                                           $7,964,855
------------------------------------------------------

CHINA  -- 2.5%
------------------------------------------------------
Beijing North Star Co., Ltd.     1,580,000 $  331,755
(Class 'H' Shares)
China Merchants Property
Development Co., Ltd.              392,436    289,320
China Vanke Co., Ltd. (Class
'B' Shares)                        199,950    137,669
Dazhong Transportation Group
Co., Ltd.                          240,788    140,380
Guangdong Electric Power
Development Co., Ltd.(a)           427,800    213,369
Guangdong Provincial
Expressway Development Co.,
Ltd.  (Class 'B' Shares)           234,960    103,933
Jilin Chemical Industrial
Co., Ltd. (Class 'H'
Shares)(a)                         168,000     47,578
Maanshan Iron & Steel Co.,
Ltd.                             2,729,000    951,462
Netease.com, Inc. (ADR)(a)           5,000    241,050
Qingling Motors Co., Ltd.        2,206,000    400,833
Shanghai Diesel Engine Co.,
Ltd.                               534,000    282,486
Shanghai Jinjiang
International Hotels
Development Co., Ltd.              574,800    273,577
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd.(a)                            90         37
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd.                               766,000    337,040
Shenzhen Chiwan Wharf
Holdings Ltd.  (Class 'B'
Shares)                             50,000    125,908
Sina Corp.(a)                        9,000    279,540
Sinopec Yizheng Chemical
Fibre Co., Ltd.                  3,201,000    585,646
Sohu.com, Inc.(a)                    6,000    105,480
Tsingtao Brewery Co., Ltd.       1,124,000  1,173,305
------------------------------------------------------
                                           $6,020,368
------------------------------------------------------

COLOMBIA  -- 0.5%
------------------------------------------------------
Bancolombia SA (ADR)                87,900 $1,196,020
------------------------------------------------------
                                           $1,196,020
------------------------------------------------------

CROATIA  -- 0.3%
------------------------------------------------------
Pliva DD (GDR)                      67,340 $  790,565
------------------------------------------------------
                                            $ 790,565
------------------------------------------------------

CZECH REPUBLIC  -- 3.3%
------------------------------------------------------
Cesky Telecom AS                    38,100 $  716,818
Cesky Telecom AS (GDR)(a)           54,303  1,021,081
CEZ AS                             112,970  2,004,503
Komercni Banka AS (GDR)             27,154  1,291,569
Philip Morris CR                       960    791,176
Unipetrol AS(a)                    263,500  1,593,483
Zentiva NV(a)                       12,500    473,800
------------------------------------------------------
                                           $7,892,430
------------------------------------------------------

EGYPT  -- 1.7%
------------------------------------------------------
Commercial International Bank       44,420 $  356,126
Eastern Tobacco                      9,600    297,931
Egyptian International
Pharmaceutical Industrial Co.       40,120    117,593
Egyptian Media Production
City(a)                             48,072    109,593
Misr International Bank(a)          26,940    169,583
MobiNil- Egyptian Company for
Mobil Services                       6,978    210,543
Olympic Group Financial
Investment Co.                      53,371    170,235
Orascom Construction
Industries (OCI)(a)                 38,330    797,991
Orascom Telecommunication(a)        18,400  1,300,690
Oriental Weavers Co.                24,039    373,019
Vodafone Egypt
Telecommunications Co.              19,600    256,016
------------------------------------------------------
                                           $4,159,320
------------------------------------------------------

ESTONIA  -- 0.6%
------------------------------------------------------
AS Eesti Telekom (GDR)              42,400 $1,372,115
------------------------------------------------------
                                           $1,372,115
------------------------------------------------------

GHANA  -- 0.6%
------------------------------------------------------
Aluworks Ghana Ltd.(b)             210,900 $  145,897
Mobil Oil Ghana Ltd.(a)             16,087     69,439
SSB Bank Ltd.(a)(b)                185,000    552,697
Standard Chartered Bank of
Ghana Ltd.(b)                       10,200    180,581
Unilever Ghana Ltd.(b)             249,000    495,934
------------------------------------------------------
                                           $1,444,548
------------------------------------------------------

HONG KONG  -- 3.7%
------------------------------------------------------
China Everbright Ltd.            1,862,000 $  690,714
China Merchants Holdings
International Co., Ltd.            664,000  1,300,129
China Mobile Hong Kong Ltd.        330,400  1,079,827
China Petroleum & Chemical
Corp.                            5,774,000  2,360,624
China Resources Enterprise
Ltd.                               220,000    301,243
CNOOC Ltd.                       1,332,500    725,302
Lenovo Group Ltd.                  492,000    166,593
PetroChina Co., Ltd.             1,672,300  1,049,200
Shanghai Industrial Holdings
Ltd.                                84,000    178,044
Sinopec-China Petroleum &
Chemical Corp.                   1,628,000    666,293
Travelsky Technology Ltd.          406,000    335,217
------------------------------------------------------
                                           $8,853,186
------------------------------------------------------

HUNGARY  -- 3.2%
------------------------------------------------------
Danubius Hotel and Spa Rt.(a)        8,190 $  206,938
Delmagyarorszagi Aramszol Rt.        2,700    216,793
EGIS Rt.                             2,478    221,515
Fotex Rt.(a)                       478,034    731,417
Gedeon Richter Rt.                   6,552    900,085
Magyar Tavkozlesi Rt. (ADR)         37,300    878,299
MOL Magyar Olaj-es Gazipari
Rt.                                 22,605  1,821,445
NABI Bus Industries Rt.(a)          24,894     39,424
OTP Bank Rt.                        76,920  2,633,369
RABA Rt.(a)                         32,410    123,501
------------------------------------------------------
                                           $7,772,786
------------------------------------------------------

INDIA  -- 1.0%
------------------------------------------------------
Bajaj Auto Ltd. (GDR)(b)             3,402 $   82,669
Dr. Reddy's Laboratories Ltd.
(ADR)                                1,300     22,004
HDFC Bank Ltd. (ADR)                 5,700    213,138
Hindalco Industries Ltd.
(GDR) (144A)(a)                     11,041    327,108
ICICI Bank Ltd. (ADR)               14,000    252,010
ITC Ltd. (GDR)                       4,300    132,329
Mahanagar Telephone Nigam
Ltd. (ADR)                          23,300    122,516
Ranbaxy Laboratories Ltd.
(GDR)                                2,900     66,670
Reliance Energy Ltd. (GDR)
(144A)(a)                            5,900    213,875
Reliance Industries Ltd. (GDR)      15,808    395,300
State Bank of India Ltd. (GDR)      11,800    450,170
Tata Motors Ltd. (ADR)(a)           11,700    110,917
Videsh Sanchar Nigam Ltd.
(ADR)                                3,500     30,002
Wipro Ltd. (ADR)                     1,700     26,128
------------------------------------------------------
                                           $2,444,836
------------------------------------------------------

INDONESIA  -- 4.0%
------------------------------------------------------
Aneka Tambang Tbk PT             1,717,500 $  408,268
Astra International Tbk PT       1,268,000  1,404,164
Bank Central Asia Tbk PT         3,078,000  1,104,035
Bank Pan Indonesia Tbk PT        1,950,272    103,961
Ciputra Development Tbk PT(a)   12,232,500    838,981
Gudang Garam Tbk PT                 90,500    153,781
HM Sampoerna Tbk PT              1,719,500  1,878,772
Indah Kiat Pulp & Paper Corp.
Tbk PT(a)                        1,095,000    152,424
Indofood Sukses Makmur Tbk PT    2,521,500    308,653
Indonesian Satellite Corp.
Tbk PT                           1,322,500    681,491
Kawasan Industri Jababeka Tbk
PT(a)                            1,250,000     19,085
Semen Gresik Persero Tbk PT        265,500    463,980
Telekomunikasi Indonesia Tbk
PT(a)                            3,432,160  1,626,814
Trimegah Securities Tbk PT       6,845,000    122,699
Unilever Indonesia Tbk PT          852,700    344,181
------------------------------------------------------
                                           $9,611,289
------------------------------------------------------

ISRAEL  -- 3.0%
------------------------------------------------------
Alvarion Ltd.(a)                     9,578 $   91,853
Bank Hapoalim Ltd.                 156,752    527,687
Bank Leumi Le-Israel               117,024    327,681
Bezeq Israeli
Telecommunication Corp.
Ltd.(a)                            577,638    678,327
Check Point Software
Technologies(a)                     25,841    561,783
IDB Development Corp. Ltd.           2,976     92,315
IDB Holding Corp. Ltd.               7,103    162,701
Israel Chemicals Ltd.              185,015    506,305
Koor Industries Ltd.(a)              3,023    160,224
M-Systems Flash Disk Pioneers
Ltd.(a)                              5,000    110,200
Makhteshim-Agan Industries
Ltd.                                95,957    535,653
Osem Investment Ltd.                 5,695     52,130
Partner Communications Co.,
Ltd.(a)                             57,160    526,929
Perrigo Co.                          3,223     61,524
Taro Pharmaceuticals
Industries Ltd.(a)                   6,244    197,061
Teva Pharmaceutical
Industries Ltd.                     82,999  2,568,157
------------------------------------------------------
                                           $7,160,530
------------------------------------------------------

KENYA  -- 1.0%
------------------------------------------------------
Athi River Mining Ltd.(a)          561,200 $  124,792
Bamburi Cement Co., Ltd.            53,500     69,591
Barclays Bank of Kenya Ltd.         88,132    246,514
East African Breweries Ltd.        345,000    508,372
Firestone East Africa Ltd.         562,400     83,552
Kenya Airways Ltd.               1,924,100    618,599
Kenya Commercial Bank Ltd.          82,940     68,518
Kenya Power & Lighting Ltd.(a)     112,650    131,653
Nation Media Group Ltd.             67,255    207,216
NIC Bank Ltd.                      147,120     98,540
Standard Chartered Bank Kenya
Ltd.                                68,420    108,447
Uchumi Supermarket Ltd.(a)         262,494     45,888
------------------------------------------------------
                                           $2,311,682
------------------------------------------------------

LITHUANIA  -- 0.2%
------------------------------------------------------
Lietuvos Telekomas (GDR)            60,000 $  530,724
------------------------------------------------------
                                `           $ 530,724
------------------------------------------------------

MALAYSIA  -- 3.2%
------------------------------------------------------
AMMB Holdings Bhd                  162,600 $  120,174
Berjaya Sports Toto Bhd(a)          91,384     95,223
British American Tobacco
Malaysia Bhd                        20,700    236,861
Commerce Asset Holdings Bhd        207,400    249,835
DRB-Hicom Bhd                      174,200     85,266
EON Capital Bhd(a)                  48,500     72,051
Fountain View Development
Bhd(a)                              86,600    111,213
Gamuda Bhd                         128,000    154,819
Genting Bhd                         78,200    355,790
Guocoland Malaysia Bhd              11,850      1,665
Hong Leong Bank Bhd                 70,400     96,337
Hong Leong Credit Bhd               61,500     65,937
IJM Corp. Bhd                       59,100     74,653
IOI Corp. Bhd                      166,000    390,854
IOI Oleochemical Industries
Bhd                                  6,375     15,099
Kuala Lumpur Kepong Bhd             44,900     77,900
Leader Universal Holdings
Bhd(a)                             476,000     51,358
Magnum Corp. Bhd                   165,380     87,453
Malakoff Bhd                       151,600    301,029
Malayan Banking Bhd                183,355    545,069
Malaysia International
Shipping Corp. Bhd                 116,000    492,517
Malaysian Pacific Industries
Bhd                                 28,500     93,622
Malaysian Plantations Bhd          134,800     97,553
Maxis Communications Bhd           230,000    571,630
Multi-Purpose Holdings Bhd(a)      400,000     94,068
Nestle Malaysia Bhd                  6,000     37,859
O.Y.L. Industries Bhd               17,800    165,118
Petronas Gas Bhd                    71,000    128,921
PLUS (Projek Lebuhraya Utara
Selatan) Expressways Bhd           139,700    104,695
PPB Group Bhd                       56,000     98,748
Proton Holdings Bhd(a)              87,300    179,041
Public Bank Bhd                    317,187    625,864
Ramatex Bhd                        118,000     93,313
Resorts World Bhd                   74,000    181,935
Sime Darby Bhd                     286,700    448,912
Southern Bank Bhd                  108,000     94,882
Tanjong Plc                         42,000    145,836
Telekom Malaysia Bhd               118,700    304,302
Tenaga Nasional Bhd                 98,560    264,556
TIME Engineering Bhd(a)            103,900     11,208
UMW Holdings Bhd                    57,000     74,700
YTL Corp. Bhd                      155,584    231,329
YTL e-Solutions Bhd(a)           1,633,800     66,642
------------------------------------------------------
                                           $7,795,837
------------------------------------------------------

MAURITIUS  -- 0.8%
------------------------------------------------------
Air Mauritius Ltd.(a)               83,400 $   62,045
Ireland Blyth Ltd.                  64,209     82,428
Mauritius Commercial Bank          283,595    385,650
Mon Tresor & Mon Desert Ltd.        23,449     40,975
New Mauritius Hotels Ltd.(a)        65,400    135,932
Rogers & Co., Ltd.                  48,555    245,295
Shell Mauritius Ltd.                22,000     72,318
State Bank of Mauritius Ltd.       641,899    659,668
Sun Resorts Ltd.                    45,730     91,795
United Basalt Products Ltd.         85,125    138,369
------------------------------------------------------
                                           $1,914,475
------------------------------------------------------

MEXICO  -- 6.5%
------------------------------------------------------
Alfa SA de CV                      290,572 $1,543,879
America Movil SA de CV             583,180  1,502,087
America Telecom SA de CV(a)         95,649    268,089
Carso Global Telecom SA de
CV(a)                              160,800    260,294
Cemex SA de CV                     397,106  2,881,651
Coca-Cola Femsa SA de CV            19,000     45,709
Fomento Economico Mexicano SA
de CV                               97,800    523,921
Grupo Aeroportuario del
Surests SA de CV (Class 'B'
Shares)                              4,826     13,466
Grupo Bimbo SA de CV               141,527    378,705
Grupo Carso SA de CV               228,000  1,162,277
Grupo Elektra SA de CV               9,626     77,041
Grupo Financiero Inbursa SA
de CV                              927,808  1,817,198
Grupo Iusacell SA de CV            136,250    248,519
Grupo Mexico SA de CV(a)            40,000    210,169
Grupo Televisa SA                  172,000    505,778
Hylsamex SA de CV(a)                98,769    327,714
Kimberly-Clark de Mexico SA
de CV                              121,570    364,117
Telefonos de Mexico SA de CV
(Telmex)                           998,180  1,722,924
TV Azteca SA                       593,565    320,631
US Commercial Corp. SA de
CV(a)                              128,000     47,164
Wal-Mart de Mexico SA de CV        364,816  1,278,968
------------------------------------------------------
                                          $15,500,301
------------------------------------------------------

MOROCCO  -- 1.5%
------------------------------------------------------
Banque Commerciale du Maroc          3,980 $  457,649
Banque Marocaine du Commerce
Exterieur (BMCE)                     6,620    417,546
Ciments du Maroc                     1,365    175,420
CTM                                  1,560     45,616
Holcim Maroc SA                      2,082    268,263
Lesieur Cristal SA                   1,663    233,755
Maroc Telecom(a)                    43,100    414,510
ONA SA                               8,823    857,297
Samir                                6,247    256,383
Societe des Brasseries du
Maroc                                3,279    555,004
------------------------------------------------------
                                           $3,681,443
------------------------------------------------------

PERU  -- 1.4%
------------------------------------------------------
Cementos Lima SA                     4,981 $   95,310
Cia de Minas Buenaventura SA        36,649    829,521
Cia de Minas Buenaventura SA
(ADR)                               41,440    937,835
Compania Minera Atacocha SA         50,000     41,711
Credicorp Ltd.                      52,600    905,772
Ferreyros SA                        21,268     11,252
Grana y Montero SA(a)              100,000     22,235
Southern Peru Copper Corp.
(ADR)                                4,530    250,056
Union de Cervecerias Backus y
Johnston SAA                       465,255    179,792
------------------------------------------------------
                                           $3,273,484
------------------------------------------------------

PHILIPPINES  -- 3.2%
------------------------------------------------------
Ayala Corp.                      2,092,800 $  289,582
Ayala Land, Inc.                 1,374,840    207,643
Bank of the Philippine Islands     441,720    409,494
Benpres Holdings Corp.(a)       31,820,000    636,455
Filinvest Land, Inc.(a)         10,307,550    281,522
Manila Electric Co.(a)             394,286    186,644
Metropolitan Bank & Trust Co.      728,875    457,476
Petron Corp.                     7,477,423    469,356
Philippine Long Distance
Telephone Co.(a)                   114,060  2,869,375
San Miguel Corp. (Class 'B'
Shares)                            964,000  1,429,582
SM Prime Holdings, Inc.          2,749,000    390,391
------------------------------------------------------
                                           $7,627,520
------------------------------------------------------

POLAND  -- 3.5%
------------------------------------------------------
Agora SA(a)                         21,510 $  404,275
Bank BPH                             3,226    515,203
Bank Millennium SA(a)              196,243    210,826
Bank Pekao SA(a)                    36,600  1,621,781
Bank Zachodni WBK SA(a)              7,350    233,842
ComputerLand SA(a)                  10,172    350,985
KGHM Polska Miedz SA(a)             36,290    355,051
KGHM Polska Miedz SA (GDR)(a)       11,300    221,576
Orbis SA                            60,680    468,671
Polski Koncern Naftowy Orlen
SA                                 122,225  1,770,120
Prokom Software SA(a)               13,781    562,667
Telekomunikacja Polska SA
(GDR)                               76,100    515,973
Telekomunikacja Polska SA
(GDR) (144A)                       169,000  1,145,854
------------------------------------------------------
                                           $8,376,824
------------------------------------------------------

RUSSIA  -- 6.2%
------------------------------------------------------
Aeroflot - Russian                  45,000 $   71,100
International Airlines
AvtoVAZ                             12,000    358,800
Golden Telecom, Inc. (ADR)             700     17,920
Irkutskenergo (ADR)                 11,500    133,400
JSC MMC Norilsk Nickel (ADR)         8,900    519,315
JSC Scientific Production
Corp. Irkut(a)                      18,333    340,444
LUKOIL (ADR)                        16,050  2,173,170
Magadanenergo(a)                 1,000,000     26,000
Mobile Telesystems (ADR)             8,800    303,600
Mosenergo (ADR)                     12,900     77,400
OAO Gazprom(c)                   1,332,300  3,825,778
Sberbank RF                          8,042    476,890
Sberbank RF (GDR)                    1,300    770,900
Surgutneftegaz                      24,500  1,433,250
Surgutneftegaz (ADR) (PFD
Shares)                             27,700    983,350
Tatneft (ADR)                        7,250    229,100
Unified Energy System (GDR)         30,494    885,851
United Heavy Machinery
Uralmash-Izhora Group(a)             5,800     22,623
United Heavy Machinery
Uralmash-Izhora Group (ADR)(a)       6,900     26,565
United Heavy Machinery
Uralmash-Izhora Group (ADR)
(144A)(a)                           37,600    144,760
Uralsvyazinform (ADR)                6,329     45,442
VimpelCom (ADR)(a)                  19,500    658,125
Wimm-Bill-Dann Foods OJSC
(ADR)(a)                            67,000  1,279,700
------------------------------------------------------
                                          $14,803,483
------------------------------------------------------

SOUTH AFRICA  -- 6.8%
------------------------------------------------------
ABSA Group Ltd.                     33,490 $  405,612
Alexander Forbes Ltd.              132,100    241,709
Anglo American Plc                  45,204  1,070,191
AngloGold Ashanti Ltd.              12,562    434,786
AngloGold Ashanti Ltd. (ADR)        20,619    715,599
Barloworld Ltd.                     40,000    642,296
BidBEE Ltd.(a)                       5,662     43,838
Bidvest Group Ltd.                  32,037    364,384
Business Connexion Group(a)         19,400     13,062
FirstRand Ltd.                     357,560    766,830
Foschini Ltd.                       27,423    156,602
Gold Fields Ltd.                    40,180    463,259
Impala Platinum Holdings Ltd.        8,261    697,842
JD Group Ltd.                       14,214    140,331
Johnnic Communications Ltd.             78        468
Johnnic Holdings Ltd.(a)               200        283
Metro Cash & Carry Ltd.            773,240    352,842
MTN Group Ltd.                     229,880  1,625,972
Naspers Ltd.                        31,868    364,787
Nedcor Ltd.                         22,183    268,009
Pick'n Pay Stores Ltd.             104,260    378,030
Remgro Ltd.                         82,705  1,245,899
Sanlam Ltd.                        304,100    592,857
Sappi Ltd.                          23,820    292,311
Sasol Ltd.                          91,536  2,148,744
Shoprite Holdings Ltd.             126,153    280,172
Standard Bank Group Ltd.           145,053  1,464,580
Steinhoff International
Holdings Ltd.                          700      1,494
Tiger Brands Ltd.(a)                64,600  1,026,573
Tradehold Ltd.(a)                   29,862     12,958
Woolworths Holdings Ltd.            98,942    158,180
------------------------------------------------------
                                          $16,370,500
------------------------------------------------------

SOUTH KOREA  -- 6.3%
------------------------------------------------------
Daesang Corp.                       45,000 $  238,659
GS Holdings Corp.(a)                    54      1,336
Hana Bank                           18,580    510,796
Hanwha Securities Co., Ltd.         40,000    185,216
Hite Brewery Co., Ltd.               1,950    188,174
Hynix Semiconductor, Inc.(a)        24,070    307,921
Hyundai Motor Co.                   17,770    959,835
Kangwon Land, Inc.                  36,658    548,167
Kookmin Bank (ADR)                  18,084    807,592
Korea Electric Power Corp.          17,130    440,386
Korean Air Lines Co., Ltd.(a)        8,086    156,904
KT Corp.                            10,500    408,311
KT&G Corp.                          27,980    909,130
KTBNetwork Co., Ltd. (ADR)(a)       80,000    260,699
LG Chem Ltd. (GDR) (144A)(a)         4,620    186,529
LG Corp.                             4,700    112,191
LG Electronics, Inc.                 9,019    602,797
POSCO                                8,290  1,641,511
Samsung Corp.                       25,930    351,472
Samsung Electronics Co., Ltd.        6,488  3,197,905
Samsung Fire & Marine
Insurance Co., Ltd.                  7,734    584,494
Samsung Securities Co., Ltd.            70      1,752
Shinhan Financial Group Co.,
Ltd.                                22,630    605,112
Shinsegae Co., Ltd.                  1,300    401,074
SK Securities Co., Ltd.(a)         470,000    521,427
SK Telecom Co., Ltd.                 1,480    249,618
SK Telecom Co., Ltd. (ADR)          26,341    492,348
Trigem Computer, Inc.(a)            95,593    234,794
------------------------------------------------------
                                          $15,106,150
------------------------------------------------------

TAIWAN  -- 3.3%
------------------------------------------------------
Acer, Inc. (GDR)                    19,761 $  155,234
Acer, Inc. (GDR) (144A)             32,400    254,521
Advanced Semiconductor
Engineering, Inc. (ADR)(a)          25,000     92,245
Asia Cement Corp. (GDR) (144A)      38,564    254,596
Astro All Asia Networks PLC(a)      68,500     92,835
Asustek Computer, Inc. (GDR)        36,410    100,543
AU Optronics Corp. (ADR)            27,258    398,842
Cathay Financial Holding Co.,
Ltd. (GDR)                          19,700    373,916
Chi Mei Optoelectronics Corp.        7,000    102,758
China Steel Corp. (GDR)             26,450    590,184
Chunghwa Telecom Co., Ltd.
(ADR)                               12,200    252,473
Compal Electronics, Inc. (GDR)      10,800     49,276
E.Sun Financial Holding Co.
Ltd. (GDR)(a)                        9,900    193,050
Evergreen Marine Corp. (GDR)        64,086    592,898
Far EasTone
Telecommunications Co., Ltd.        11,400    216,559
First Financial Holding Co.,
Ltd. (GDR)(a)                       11,800    200,600
Fubon Financial Holding Co.,
Ltd. (GDR)                          65,000    615,836
High Tech Computer Corp.(a)          4,600    133,156
Hon Hai Precision Industry
Co., Ltd. (GDR)                     74,267    660,024
Lite-On Technology Corp. (GDR)      10,000    107,599
Powerchip Semiconductor Corp.
(GDR)(a)                            12,000     94,078
Quanta Computer, Inc.(a)            11,300     96,050
Siliconware Precision
Industries Co. (ADR)                61,200    265,632
Synnex Technology
International Corp. (GDR)          124,725    763,255
Teco Electric and Machinery
Co., Ltd. (GDR)                         42        124
United Microelectronics Corp.
(ADR)(a)                           130,069    393,225
Walsin Lihwa Corp. (GDR)(b)        100,203    467,525
Yang Ming Marine Transport
(GDR)(a)                            39,287    380,326
------------------------------------------------------
                                           $7,897,360
------------------------------------------------------

THAILAND  -- 2.4%
------------------------------------------------------
Advanced Info Service Pcl(d)       135,600 $  346,670
Bangkok Bank Pcl(a)                151,900    391,640
Bangkok Bank Pcl(a)(d)             144,900    414,192
Bank of Ayudhya Pcl(a)(d)          196,400     59,751
BankThai Pcl(a)(d)                 643,800    110,276
Banpu Pcl(d)                        33,000    135,830
BEC World Pcl(d)                   606,500    226,381
Delta Electronics (Thailand)
Pcl(d)                             334,670    171,121
Electricity Generating Pcl          50,500     94,425
Hana Microelectronic Pcl(d)        534,100    301,767
Italian-Thai Development Pcl       211,300     55,641
Kasikornbank Pcl(a)(d)             254,600    380,205
KCE Electronics PCL(a)             369,300     50,511
Loxley Pcl(d)                    1,762,600    150,507
National Finance Pcl(d)            123,300     47,371
PTT Exploration & Production
Pcl(d)                              58,600    446,448
PTT Pcl(d)                         120,300    593,581
Ratchaburi Electricity
Generating Holding Pcl(d)          261,100    267,008
Saha-Union Pcl(d)                   98,700     46,429
Sahaviriya Steel Industries
Pcl                                851,000     57,002
Shin Corp. Pcl(d)                  130,156    130,605
Siam Cement Pcl(d)                  88,600    565,212
Siam City Cement Pcl                24,100    171,285
Siam Commercial Bank Pcl            51,600     66,575
Thai Military Bank Pcl(a)(d)       888,000     85,134
Thai Petrochemical Industry
Pcl(a)(d)                          653,100    141,089
Thai Union Frozen Products Pcl     233,000    165,242
True Corp. Pcl(a)(d)               323,168     74,343
TT&T Pcl(a)                      1,001,800    115,252
------------------------------------------------------
                                           $5,861,493
------------------------------------------------------

TURKEY  -- 3.5%
------------------------------------------------------
Ak Enerji Elektrik Uretim           18,721 $   86,504
Otoprodukor Grubu AS(a)
Akbank TAS                         178,016    861,797
Anadolu Efes Biracilik ve
Malt Sanayii AS                     41,576    808,639
Arcelik AS(a)                       61,583    354,792
Eregli Demir ve Celik
Fabrikalari TAS                    146,993    700,646
Haci Omer Sabanci Holding AS       210,158    727,286
KOC Holding AS                     108,633    473,797
KOC Holding AS(a)                   28,921    122,064
Migros Turk TAS                     42,464    294,619
Nortel Networks Netas
Telekomunikasyon AS(a)               1,764     43,679
Trakya CAM Sanayi AS                60,699    202,106
Tupras Turkiye Petrol Rafine
AS                                  17,441    247,425
Turk Hava Yollari Aninum
Ortakligi (THY) AS(a)               16,448     79,013
Turkcell Iletisim Hizmet AS        199,823  1,351,858
Turkcell Iletisim Hizmet AS
(ADR)                               25,803    441,833
Turkiye Garanti Bankasi AS(a)      161,993    612,592
Turkiye Is Bankasi                  93,024    536,406
Vestel Elektronik Sanayi va
Ticaret AS(a)                       15,295     61,013
Yapi ve Kredi Bankasi(a)            95,811    381,620
------------------------------------------------------
                                           $8,387,689
------------------------------------------------------

VENEZUELA  -- 0.6%
------------------------------------------------------
Cia Anonima Nacional                65,152 $1,211,951
Telefonos de Venezuela -
CANTV (ADR)
Mercantil Servicios
Financieros CA (ADR)                55,500    278,127
------------------------------------------------------
                                           $1,490,078
------------------------------------------------------

ZIMBABWE  -- 0.8%
------------------------------------------------------
Ariston Holdings Ltd.(a)           597,393 $   40,271
Barclays Bank Zimbabwe             712,758     67,736
Dawn Properties(a)                 123,277    283,765
Delta Corp. Ltd.                   807,488    545,666
Econet Wireless Holdings Ltd.       93,780    192,739
Meikles Africa Ltd.                 60,013     93,857
NMBZ Holdings Ltd.                 994,355     68,666
OK Zimbabwe                      1,059,353     13,063
Old Mutual PLC                      80,448    424,590
Pelhams Ltd.(a)                     86,835        507
Wankie Colliery Co. Ltd.(a)        693,000    250,672
Zimbabwe Sun Ltd.(a)               123,277      1,125
------------------------------------------------------
                                           $1,982,657
------------------------------------------------------

Total Common Stocks
  (cost $107,450,224)                   $ 203,194,257
------------------------------------------------------

PREFERRED STOCKS -- 4.3%

BRAZIL  -- 4.2%
------------------------------------------------------
Banco Bradesco SA                   34,320 $  997,907
Banco Itau Holding Financeira
SA                                   8,120  1,328,644
Bombril Cirio SA(a)            100,000,000    387,437
Brasil Telecom Participacoes
SA                              22,900,000    149,451
Cia de Bebidas das Americas      5,462,655  1,588,351
Cia Vale do Rio Doce                68,700  1,855,430
Eletropaulo Metropolitana
SA(a)                            5,767,190    153,155
Empresa Brasileira de
Aeronautica SA                     166,651  1,307,005
Investimentos Itau SA              682,925  1,263,867
Lojas Americanas SA             28,835,940    484,847
Net Servicos de Comunicacao
SA(a)                            1,641,110    438,288
Telecomunicacoes de Sao Paulo
SA                               1,086,432     20,924
Telesp Celular Participacoes
SA(a)                          104,280,003    250,256
------------------------------------------------------
                                          $10,225,562
------------------------------------------------------

RUSSIA  -- 0.1%
------------------------------------------------------
Central Telecommunications         500,000 $  152,593
------------------------------------------------------
                                            $ 152,593
------------------------------------------------------

Total Preferred Stocks
  (cost $4,914,565)                     $  10,378,155
------------------------------------------------------

INVESTMENT FUNDS -- 7.5%

Butterfield Fund Thai Euro          23,962 $  445,693
Framlington Bulgaria Fund,
Ltd.(b)(e)                          78,180     15,636
Genesis Chile Fund Ltd.(b)           3,400    262,650
India Fund, Inc.                    95,800  2,602,886
iShares MSCI Taiwan Index
Fund(f)                            347,400  4,022,892
Korea Fund, Inc.                    26,900    708,815
Morgan Stanley India
Investment Fund, Inc.               23,786    690,270
Romanian Investment Fund(b)            615    296,738
Saudi Arabia Investment Fund
Ltd.(b)                             41,700  2,468,223
Societe Generale Baltic
Republic Fund(b)(e)                 12,723    594,800
Societe Generale Romania
Fund(b)(e)                           6,450    275,899
Taiwan Fund, Inc.                   86,500  1,105,470
Taiwan Greater China Fund          177,286    868,701
Thai-Euro Fund Ltd. (B
Shares)(b)                          39,938    644,100
Thailand International Fund
(IDR)(b)                                 3     59,565
UTI India IT Fund Ltd.(b)           22,300    539,437
Vietnam Enterprise
Investments Ltd.(b)              1,626,733  2,281,493
Vietnam Growth Fund Ltd.(b)         13,235    133,177
------------------------------------------------------

Total Investment Funds
  (cost $11,040,746)                    $  18,016,445
------------------------------------------------------

RIGHTS(A) -- 0.1%

AMMB Holdings Bhd (Malaysia)
expiring 4/26/05                    32,520 $   12,067
Brasil Telecom Participacoes
SA (Brazil) expiring 4/28/05       250,982         --
Brasil Telecom SA (Brazil)
expiring 4/28/05                   347,344         --
Embratel Participacoes SA
(Brazil) expiring 4/11/05       47,441,210     30,337
Net Servicos de Comunicacao
SA (Brazil) expiring 4/20/05     1,476,232    199,903
------------------------------------------------------

Total Rights
  (cost $0)                             $     242,307
------------------------------------------------------

WARRANTS(A) -- 1.2%

Bank of Ayudhya Pcl
(Thailand) expiring 9/3/08,
strike THB 12.00(d)                 78,560 $    7,150
Bidvest Group Ltd. (South
Africa) expiring 12/8/06,
strike ZAR 6,000.00                  2,264      5,820
J.P.  Morgan International
Derivatives Ltd. Call Warrant
(Formosa Petrochemical
(Taiwan)), (144A) expiring
3/24/08, strike TWD .0001          268,000    544,040
J.P. Morgan International
Derivatives Ltd. Call Warrant
(Infosys Technologies
Ltd. (India)), (144A) expiring
8/25/05, strike INR .0001(b)         1,099    225,399
J.P.  Morgan International
Derivatives Ltd. Call Warrant
(President Chain Store
(Taiwan)), (144A) expiring
3/24/08, strike TWD .0001          200,000    340,000
J.P.  Morgan International
Derivatives Ltd. Call Warrant
(Taiwan Semiconductor
(Taiwan)), (144A) expiring
3/19/07, strike TWD .0001          465,303    758,444
J.P.  Morgan International
Derivatives Ltd. Call Warrant
(Uni-President (Taiwan)),
(144A) expiring 3/24/08,
strike TWD .0001                 1,249,000    574,540
Land and Houses Pcl
(Thailand) expiring 9/2/08,
strike THB 2.278(d)              2,072,000    346,967
------------------------------------------------------

Total Warrants
  (cost $2,456,608)                     $   2,802,360
------------------------------------------------------
Total Long-Term Investments - 97.6%
  (cost $125,862,143)                   $ 234,633,524
------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.6%

                                PRINCIPAL
SECURITY                        AMOUNT (000)  VALUE
------------------------------------------------------

REPURCHASE AGREEMENT
------------------------------------------------------
State Street Bank & Trust
Corp. Repurchase Agreement,
dated 3/31/05, 2.40%, due
4/1/05 (cost $3,946,000)(g)        $ 3,946 $3,946,000
------------------------------------------------------
Total Investments - 99.2%
  (cost $129,808,143)                   $ 238,579,524
------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 0.8%   $   1,908,479
------------------------------------------------------

NET ASSETS - 100.0%                     $ 240,488,003
------------------------------------------------------
(ADR) - American Depository Receipt
(GDR) - Global Depository Receipt
(IDR) - International Depository Receipt
(144A) - Security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers
(a)     Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Represents financial contract with an off-shore broker whereby 1 contract is equal to 1 share of the indicated security.
(d) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e)     Investment fund is in the process of being liquidated.
(f)     Exchange-traded fund.
(g) Repurchase price of $3,946,263. Collateralized by $4,180,000 Fannie Mae 3.25% due 2/15/2009. The aggregate market value, including accrued interest, of the collateral was $4,028,199.

The cost and unrealized appreciation (depreciation) in value of the investments at March 31, 2005 as computed on a federal income tax basis, were as follows:

       Aggregate cost                                       $129,808,143
       ---------------------------------------------------------------------
       Gross unrealized appreciation                        $112,867,424
       Gross unrealized depreication                          (4,079,965)
       ---------------------------------------------------------------------
       Net unrealized appreciation                          $108,787,459
       ---------------------------------------------------------------------

The net unrealized appreciation on foreign currency at March 31, 2005 on a federal income tax basis was $16,078.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:  /s/ Michael W. Weilheimer
         ------------------------------------------
         Michael W. Weilheimer
         President and Principal Executive Officer

Date:    May  26, 2005
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Michael W. Weilheimer
         ------------------------------------------
         Michael W. Weilheimer
         President and Principal Executive Officer

Date:    May  26, 2005
         -------------

By:  /s/ James L. O'Connor
         ------------------------------------------
         James L. O'Connor
         Treasurer and Principal Financial Officer

Date:    May  26, 2005
         -------------